ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (CNY)	0 Months Ended	12 Months Ended		12 Months Ended										0 Months Ended	12 Months Ended														0 Months Ended	12 Months Ended							12 Months Ended
	Nov. 10, 2010	Dec. 31, 2013 Baichuan	Dec. 31, 2013 Baichuan, Bona Film and Bona Advertising Minimum	Dec. 31, 2013 Bona Advertising	Dec. 31, 2013 Cinema Popular	Dec. 31, 2013 Beijing Bona Cineplex	Dec. 31, 2013 Shanghai Cinema	Dec. 31, 2013 Bona Xingyi	Dec. 31, 2013 Zhejiang Bona	Dec. 31, 2013 Bona Youtang	Dec. 31, 2013 Shijiazhuang Cinema	Dec. 31, 2013 Shenzhen Cinema	Dec. 31, 2013 Xi'an Huitong	Jul. 01, 2011 Bona Starlight	Dec. 31, 2013 Bona Starlight	Dec. 31, 2013 Shunjing Cinema	Dec. 31, 2013 Huixin Cinema	Dec. 31, 2013 Jinkang Cinema	Dec. 31, 2013 Yuexin Cinema	Dec. 31, 2013 Mango Cinema	Dec. 31, 2013 Jingpin Cinema	Dec. 31, 2013 Tianshi Cinema	Dec. 31, 2013 Dongsheng Cinema	Dec. 31, 2013 Tianjin Nongken	Dec. 31, 2013 Shanghai Zhongyuan	Dec. 31, 2013 Suzhou Lifeng	Dec. 31, 2013 Bona Tianjin	Dec. 31, 2013 Fenghua Bona	Mar. 06, 2013 Bona Guoqiang	Dec. 31, 2013 Bona Guoqiang	Dec. 31, 2013 Tianjin Jinyu	Dec. 31, 2013 Zibo Cinema	Dec. 31, 2013 Bona International	Dec. 31, 2013 Alpha Speed Limited	Jul. 01, 2011 Alpha Speed Limited	Dec. 31, 2013 Bona New World	Dec. 31, 2011 Bona New World Mr. Dong Yu	Dec. 31, 2013 Bona Entertainment	Dec. 31, 2013 Bona Entertainment Cinema Popular	Dec. 31, 2013 Distribution Workshop BVI	Dec. 31, 2013 Distribution Workshop HK	Dec. 31, 2013 Bona Production	Dec. 31, 2013 Film Investments Limited	Dec. 31, 2013 DW2	Dec. 31, 2013 Hurry Up Limited Cinema Popular
ORGANIZATION AND PRINCIPAL ACTIVITIES
Exchange of shares	16
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary																																	100.00%	100.00%	100.00%	100.00%		100.00%	50.00%	51.00%	51.00%	100.00%	100.00%	100.00%	50.00%
Percentage of legal ownership in VIE		0.00%		0.00%	50.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	70.00%	0.00%	0.00%	0.00%
Consulting and technical service fees (as a percent)			100.00%
Principal amount borrowed																																					10,000,000
Term of loan																																					10 years